Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2014 were as follows:

Year Ended December 31	Amount
$
2015	9,752,033
2016	8,595,362
2017	6,581,917
2018	2,908,714
2019	719,066
Then thereafter	538,552
Total	29,095,644